CLEARING HOUSE PERFORMANCE BONDS AND GUARANTEE FUNDS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit assets, interest distributed	$ 0.3	$ 0.5	$ 0.9	$ 1.4	$ 1.7	$ 0.4